Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

	Shares	Value
COMMON STOCKS† - 12.6%
Consumer, Non-cyclical - 3.8%
AbbVie, Inc.[1]	30,000	$ 4,932,000
Pfizer, Inc.[1]	100,000	2,708,000
Organon & Co.[1]	125,000	2,081,250
Block, Inc. — Class A*	30,000	1,950,300
Sarepta Therapeutics, Inc.*,1	14,000	1,665,860
Cytokinetics, Inc.*,1	20,000	1,562,600
Amgen, Inc.[1]	4,669	1,467,280
Total Consumer, Non-cyclical		16,367,290
Consumer, Cyclical - 2.9%
MGM Resorts International*,1	100,000	4,337,000
Bath & Body Works, Inc.[1]	60,000	2,559,600
Best Buy Company, Inc.[1]	30,000	2,174,700
Copa Holdings S.A. — Class A1	20,000	1,921,200
Live Nation Entertainment, Inc.*	17,000	1,510,450
Total Consumer, Cyclical		12,502,950
Industrial - 1.3%
Boeing Co.*,1	20,000	4,220,800
Deere & Co.	4,000	1,574,320
Total Industrial		5,795,120
Financial - 1.3%
JPMorgan Chase & Co.[1]	20,000	3,487,200
Chubb Ltd.[1]	8,000	1,960,000
Total Financial		5,447,200
Energy - 1.2%
Schlumberger N.V.[1]	65,000	3,165,500
Enphase Energy, Inc.*,1	20,000	2,082,600
Total Energy		5,248,100
Utilities - 0.7%
NextEra Energy, Inc.[1]	50,000	2,931,500
Communications - 0.7%
Alphabet, Inc. — Class C*,1	20,000	2,836,000
Technology - 0.7%
Salesforce, Inc.*	10,000	2,810,900
Total Common Stocks
(Cost $50,227,024)		53,939,060
CONVERTIBLE PREFERRED STOCKS† - 6.0%
Financial - 4.3%
Bank of America Corp.
7.25%[1]	9,425	11,478,236
Wells Fargo & Co.
7.50%[1]	5,165	6,249,650
Apollo Global Management, Inc.
6.75% due 07/31/26[1]	11,056	647,771
Total Financial		18,375,657
Industrial - 0.9%
Chart Industries, Inc.
6.75% due 12/15/25[1]	77,115	3,875,029
Utilities - 0.6%
NextEra Energy, Inc.
6.93% due 09/01/25[1]	66,453	2,469,726
Consumer, Non-cyclical - 0.2%
BrightSpring Health Services, Inc.
6.75% due 02/01/27*,††,1	13,838	630,874
Total Convertible Preferred Stocks
(Cost $26,132,649)		25,351,286
MONEY MARKET FUND† - 4.3%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 5.23%[1,2]	18,423,696	18,423,696
Total Money Market Fund
(Cost $18,423,696)		18,423,696
	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.3%
Consumer, Non-cyclical - 15.9%
Sarepta Therapeutics, Inc.
1.25% due 09/15/27[1]	7,347,000	8,302,110
Dexcom, Inc.
0.38% due 05/15/28[1,3]	6,786,000	6,850,467
Exact Sciences Corp.
2.00% due 03/01/30[1,3]	3,173,000	3,520,444
0.38% due 03/01/28[1]	3,000,000	2,651,400
QIAGEN N.V.
1.00% due 11/13/24[1]	3,800,000	3,931,399
Affirm Holdings, Inc.
due 11/15/26[1,4]	4,700,000	3,745,430
Lantheus Holdings, Inc.
2.63% due 12/15/27[3]	3,521,000	3,661,840
Mirum Pharmaceuticals, Inc.
4.00% due 05/01/29[1,3]	3,130,000	3,590,110
Shift4 Payments, Inc.
due 12/15/25[1,4]	3,253,000	3,584,481
Shockwave Medical, Inc.
1.00% due 08/15/28[1,3]	2,718,000	2,862,054
Halozyme Therapeutics, Inc.
1.00% due 08/15/28[1]	3,036,000	2,760,939
Jazz Investments I Ltd.
2.00% due 06/15/26[1]	2,680,000	2,704,120
Alnylam Pharmaceuticals, Inc.
1.00% due 09/15/27[1]	2,674,000	2,583,886
Elis S.A.
2.25% due 09/22/29[1]	EUR 1,500,000	2,226,952
Enovis Corp.
3.88% due 10/15/28[1,3]	1,746,000	2,162,421
Merit Medical Systems, Inc.
3.00% due 02/01/29[1,3]	1,849,000	2,081,974
Amadeus IT Group S.A.
1.50% due 04/09/25[1]	EUR 1,500,000	2,031,456
Bridgebio Pharma, Inc.
2.50% due 03/15/27[1]	1,568,000	1,755,433
Cytokinetics, Inc.
3.50% due 07/01/27[1]	1,008,000	1,732,551
Chefs' Warehouse, Inc.
2.38% due 12/15/28[1]	1,000,000	996,300
Herbalife Ltd.
4.25% due 06/15/28[1,3]	968,000	968,968
Guardant Health, Inc.
due 11/15/27[1,4]	1,041,000	719,643
Envista Holdings Corp.
2.38% due 06/01/25[1]	584,000	715,400
Immunocore Holdings plc
2.50% due 02/01/30[3]	646,000	696,711
Amphastar Pharmaceuticals, Inc.
2.00% due 03/15/29[1,3]	604,000	675,332

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.3% (continued)
Consumer, Non-cyclical - 15.9% (continued)
OPKO Health, Inc.
3.75% due 01/15/29[1,3]	596,000	$601,662
Total Consumer, Non-cyclical		68,113,483
Consumer, Cyclical - 14.2%
American Airlines Group, Inc.
6.50% due 07/01/25[1]	6,860,000	7,751,800
NCL Corporation Ltd.
5.38% due 08/01/25[1]	3,677,000	4,427,108
1.13% due 02/15/27[1]	2,784,000	2,483,049
Rivian Automotive, Inc.
3.63% due 10/15/30[1,3]	4,707,000	4,345,032
Penn Entertainment, Inc.
2.75% due 05/15/26[1]	3,627,000	4,295,819
Wynn Macau Ltd.
4.50% due 03/07/29[1,3]	3,209,000	3,222,157
Live Nation Entertainment, Inc.
3.13% due 01/15/29[1]	2,879,000	3,183,528
Carnival Corp.
5.75% due 12/01/27[1]	2,058,000	3,137,421
Marriott Vacations Worldwide Corp.
3.25% due 12/15/27[1]	3,230,000	2,858,550
Southwest Airlines Co.
1.25% due 05/01/25[1]	1,980,000	2,039,895
ANLLIAN Capital Ltd.
due 02/05/25[1,4]	EUR 1,900,000	2,010,110
H World Group Ltd.
3.00% due 05/01/26[1]	1,680,000	1,788,460
Cinemark Holdings, Inc.
4.50% due 08/15/25[1]	1,425,000	1,699,312
Ford Motor Co.
due 03/15/26[1,4]	1,662,000	1,627,679
Cathay Pacific Finance III Ltd.
2.75% due 02/05/26[1]	HKD 12,000,000	1,584,189
ANA Holdings, Inc.
due 12/10/31[1,4]	JPY 180,000,000	1,446,280
Royal Caribbean Cruises Ltd.
6.00% due 08/15/25[1]	552,000	1,443,774
Pirelli & C SpA
due 12/22/25[1,4]	EUR 1,300,000	1,407,003
Burlington Stores, Inc.
1.25% due 12/15/27[1,3]	1,119,000	1,277,898
Peloton Interactive, Inc.
due 02/15/26[1,4]	1,545,000	1,235,933
Daiwa House Industry Company Ltd.
due 03/29/30[1,4]	JPY 170,000,000	1,183,342
Deutsche Lufthansa AG
2.00% due 11/17/25[1]	EUR 900,000	1,040,061
Vinpearl JSC
3.25% due 09/21/26[1]	1,200,000	1,036,500
DraftKings Holdings, Inc.
due 03/15/28[1,4]	1,056,000	892,320
JetBlue Airways Corp.
0.50% due 04/01/26[1]	933,000	758,087
Sail Vantage Ltd.
due 01/13/27[1,4]	HKD 6,000,000	736,832
Lucid Group, Inc.
1.25% due 12/15/26[1,3]	1,820,000	730,730
Winnebago Industries, Inc.
3.25% due 01/15/30[1,3]	400,000	410,200
Luminar Technologies, Inc.
1.25% due 12/15/26[1,3]	928,000	380,304
Total Consumer, Cyclical		60,433,373
Technology - 11.9%
ON Semiconductor Corp.
0.50% due 03/01/29[1,3]	6,457,000	6,292,347
Western Digital Corp.
3.00% due 11/15/28[1,3]	4,125,000	5,360,438
Wolfspeed, Inc.
1.88% due 12/01/29[1]	3,438,000	1,985,445
1.75% due 05/01/26[1]	1,653,000	1,630,684
CyberArk Software Ltd.
due 11/15/24[1,4]	2,383,000	3,595,947
Zscaler, Inc.
0.13% due 07/01/25[1]	2,016,000	3,232,656
Datadog, Inc.
0.13% due 06/15/25[1]	1,859,000	2,640,709
Evolent Health, Inc.
3.50% due 12/01/29[1,3]	2,337,000	2,563,689
Akamai Technologies, Inc.
1.13% due 02/15/29[1,3]	1,500,000	1,668,750
0.38% due 09/01/27[1]	726,000	832,359
SK Hynix, Inc.
1.75% due 04/11/30[1]	1,800,000	2,382,300
MicroStrategy, Inc.
due 02/15/27[1,4]	2,440,000	1,976,400
Bentley Systems, Inc.
0.13% due 01/15/26[1]	2,001,000	1,969,784
Lenovo
2.50% due 08/26/29[1]	1,631,000	1,898,472
STMicroelectronics N.V.
due 08/04/27[1,4]	1,600,000	1,803,574
Rapid7, Inc.
1.25% due 03/15/29[1,3]	1,405,000	1,537,632
Lumentum Holdings, Inc.
1.50% due 12/15/29[1,3]	1,336,000	1,364,724
MongoDB, Inc.
0.25% due 01/15/26[1]	596,000	1,154,154
Box, Inc.
due 01/15/26[1,4]	975,000	1,102,725
Ferrotec Holdings Corp.
due 06/23/28[1,4]	JPY 150,000,000	1,096,716
HubSpot, Inc.
0.38% due 06/01/25[1]	462,000	1,008,315
Envestnet, Inc.
2.63% due 12/01/27[1]	997,000	992,015
GlobalWafers CO., LTD.
1.50% due 01/23/29[1]	EUR 700,000	789,648
Dropbox, Inc.
due 03/01/28[1,4]	713,000	748,650
Altair Engineering, Inc.
1.75% due 06/15/27[1]	528,000	686,400

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.3% (continued)
Technology - 11.9% (continued)
CSG Systems International, Inc.
3.88% due 09/15/28[1,3]	616,000	$608,670
Total Technology		50,923,203
Communications - 8.3%
Wayfair, Inc.
3.25% due 09/15/27[1]	8,082,000	8,885,351
Uber Technologies, Inc.
0.88% due 12/01/28[1,3]	3,148,000	3,522,612
Match Group Financeco 3, Inc.
2.00% due 01/15/30[1,3]	3,854,000	3,442,007
Liberty Media Corp.
3.75% due 03/15/28[1,3]	2,618,000	3,252,865
Palo Alto Networks, Inc.
0.38% due 06/01/25[1]	834,000	2,839,829
Zillow Group, Inc.
1.38% due 09/01/26[1]	1,515,000	2,076,043
Snap, Inc.
0.75% due 08/01/26[1]	1,865,000	1,956,851
Ziff Davis, Inc.
1.75% due 11/01/26[1]	1,867,000	1,768,983
Etsy, Inc.
0.13% due 10/01/26[1]	1,503,000	1,575,896
Nice Ltd.
due 09/15/25[1,4]	1,483,000	1,428,129
Viavi Solutions, Inc.
1.63% due 03/15/26[1,3]	1,301,000	1,295,146
Delivery Hero SE
3.25% due 02/21/30[1]	EUR 1,400,000	1,249,914
Cable One, Inc.
1.13% due 03/15/28[1]	1,229,000	943,257
Expedia Group, Inc.
due 02/15/26[1,4]	722,000	683,245
Booking Holdings, Inc.
0.75% due 05/01/25[1]	272,000	510,163
Total Communications		35,430,291
Industrial - 5.4%
Rheinmetall AG
2.25% due 02/07/30[1]	EUR 1,900,000	2,492,031
1.88% due 02/07/28[1]	EUR 1,000,000	1,289,778
Bloom Energy Corp.
3.00% due 06/01/28[1,3]	3,498,000	3,246,494
Advanced Energy Industries, Inc.
2.50% due 09/15/28[1,3]	2,148,000	2,232,631
Spirit AeroSystems, Inc.
3.25% due 11/01/28[1,3]	1,596,000	1,895,250
SPIE S.A.
2.00% due 01/17/28[1]	EUR 1,600,000	1,881,559
Cellnex Telecom S.A.
0.50% due 07/05/28[1]	EUR 1,500,000	1,736,853
Tetra Tech, Inc.
2.25% due 08/15/28[1,3]	1,565,000	1,598,335
Safran S.A.
due 04/01/28[1,4]	6,636**	1,392,719
Schneider Electric SE
due 06/15/26[4]	5,935**	1,278,934
Duerr AG
0.75% due 01/15/26[1]	EUR 1,200,000	1,221,619
ZTO Express Cayman, Inc.
1.50% due 09/01/27[1]	1,265,000	1,147,671
Air Transport Services Group, Inc.
3.88% due 08/15/29[1,3]	1,052,000	912,132
Deutsche Post AG
0.05% due 06/30/25[1]	EUR 600,000	636,573
Total Industrial		22,962,579
Energy - 4.6%
Array Technologies, Inc.
1.00% due 12/01/28[1]	3,976,000	3,454,150
Nabors Industries, Inc.
1.75% due 06/15/29[1,3]	4,136,000	3,052,781
Saipem SpA
2.88% due 09/11/29[1]	EUR 2,100,000	2,375,743
NextEra Energy Partners, LP
due 11/15/25[1,3,4]	2,475,000	2,199,037
RAG-Stiftung
1.88% due 11/16/29[1]	EUR 2,000,000	2,188,204
Northern Oil and Gas, Inc.
3.63% due 04/15/29[1]	1,860,000	2,068,320
Enphase Energy, Inc.
due 03/01/28[1,4]	1,431,000	1,211,914
0.25% due 03/01/25[1]	436,000	604,427
Pioneer Natural Resources Co.
0.25% due 05/15/25[1]	416,000	1,033,760
Borr Drilling Ltd.
5.00% due 02/08/28[1,3]	600,000	696,120
Sunnova Energy International, Inc.
2.63% due 02/15/28[1]	1,093,000	571,093
Total Energy		19,455,549
Financial - 4.4%
Citigroup Global Markets Holdings Incorporated/United States
0.25% due 03/22/28[1]	2,969,000	3,064,008
Ventas Realty, LP
3.75% due 06/01/26[1,3]	2,351,000	2,422,705
JPMorgan Chase Financial Company LLC
0.50% due 06/15/27[1]	1,917,000	2,253,433
Barclays Bank plc
due 01/24/25[1,4]	EUR 1,600,000	1,718,596
JPMorgan Chase Bank North America
due 06/10/24[1,4]	EUR 1,200,000	1,361,552
Orpar S.A.
2.00% due 02/07/31	EUR 1,000,000	1,086,248
SBI Holdings, Inc.
due 07/25/25[1,4]	JPY 120,000,000	1,076,655
BNP Paribas SA/New York NY
due 05/13/25[1,4]	EUR 800,000	1,049,917
Realogy Group LLC / Realogy Company-Issuer Corp.
0.25% due 06/15/26[1]	1,192,000	946,210
JPMorgan Chase Financial Co LLC
due 04/29/25[1,4]	EUR 700,000	881,501

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.3% (continued)
Financial - 4.4% (continued)
SoFi Technologies, Inc.
due 10/15/26[1,3,4]	948,000	$791,580
Coinbase Global, Inc.
0.50% due 06/01/26[1]	860,000	749,045
Corporate Office Properties, LP
5.25% due 09/15/28[1,3]	686,000	700,406
Barclays Bank plc
due 02/04/25[1,4]	305,000	625,219
Total Financial		18,727,075
Basic Materials - 2.3%
LG Chem Ltd.
1.25% due 07/18/28[1]	1,800,000	1,710,000
Glencore Funding LLC
due 03/27/25[1,4]	1,400,000	1,449,034
due 03/27/25[4]	200,000	207,005
SGL Carbon SE
5.75% due 06/28/28[1]	EUR 1,300,000	1,415,503
Nippon Steel Corp.
due 10/05/26[1,4]	JPY 130,000,000	1,290,662
JFE Holdings
due 09/28/28[1,4]	JPY 150,000,000	1,094,407
POSCO Holdings Inc.
due 09/01/26[1,4]	EUR 700,000	811,699
ATI, Inc.
3.50% due 06/15/25[1]	267,000	713,557
MP Materials Corp.
0.25% due 04/01/26[1,3]	789,000	680,986
Lithium Americas Argentina Corp.
1.75% due 01/15/27[1]	717,000	503,693
Total Basic Materials		9,876,546
Utilities - 2.3%
PG&E Corp.
4.25% due 12/01/27[1,3]	3,513,000	3,592,043
Veolia Environnement S.A.
due 01/01/25[1,4]	58,552**	2,049,155
CMS Energy Corp.
3.38% due 05/01/28[1,3]	1,409,000	1,387,160
Duke Energy Corp.
4.13% due 04/15/26[1,3]	1,292,000	1,290,062
CenterPoint Energy, Inc.
3.37% due 09/15/29[1]	19,177**	730,548
American Water Capital Corp.
3.63% due 06/15/26[1,3]	660,000	652,080
Total Utilities		9,701,048
Total Convertible Bonds
(Cost $287,965,427)		295,623,147
CORPORATE BONDS†† - 68.9%
Consumer, Cyclical - 14.9%
Macy's Retail Holdings LLC
6.13% due 03/15/32[1,3]	3,000,000	2,833,305
5.88% due 04/01/29[1,3]	2,101,000	2,039,871
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[1,3]	3,408,000	3,632,008
Sands China Ltd.
5.38% due 08/08/25[1]	1,591,000	1,575,651
5.65% due 08/08/28[1]	1,591,000	1,564,786
Verde Purchaser LLC
10.50% due 11/30/30[1,3]	3,016,000	3,118,212
International Game Technology plc
6.50% due 02/15/25[1,3]	3,000,000	3,013,668
Ford Motor Credit Company LLC
6.95% due 03/06/26[1]	2,923,000	2,990,923
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[1,3]	3,000,000	2,807,925
SeaWorld Parks & Entertainment, Inc.
5.25% due 08/15/29[1,3]	2,672,000	2,501,462
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[1,3]	2,488,000	2,487,773
Cinemark USA, Inc.
5.88% due 03/15/26[1,3]	2,499,000	2,478,183
Nissan Motor Acceptance Company LLC
2.00% due 03/09/26[1,3]	2,653,000	2,452,851
Jacobs Entertainment, Inc.
6.75% due 02/15/29[1,3]	2,454,000	2,311,302
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.88% due 04/01/29[1,3]	2,240,000	2,187,925
Everi Holdings, Inc.
5.00% due 07/15/29[1,3]	2,286,000	2,102,652
American Greetings Corp.
8.75% due 04/15/25[1,3]	2,055,000	2,053,726
Live Nation Entertainment, Inc.
3.75% due 01/15/28[1,3]	2,125,000	1,968,281
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
6.63% due 01/15/32[1,3]	1,026,000	1,029,909
4.88% due 07/01/31[1,3]	1,026,000	911,171
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75% due 02/15/26[1,3]	2,010,000	1,939,613
Bath & Body Works, Inc.
6.88% due 11/01/35[1]	1,835,000	1,830,823
Kontoor Brands, Inc.
4.13% due 11/15/29[1,3]	2,003,000	1,820,036
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[1,3]	1,956,000	1,759,954
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
6.75% due 01/15/30[1,3]	1,860,000	1,674,518
Aston Martin Capital Holdings Ltd.
10.50% due 11/30/25[1,3]	1,591,000	1,608,176
Carnival Corp.
4.00% due 08/01/28[1,3]	1,666,000	1,544,725

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 68.9% (continued)
Consumer, Cyclical - 14.9% (continued)
Carnival Holdings Bermuda Ltd.
10.38% due 05/01/28[1,3]	1,327,000	$1,455,592
Dealer Tire LLC / DT Issuer LLC
8.00% due 02/01/28[1,3]	1,464,000	1,451,659
Victoria's Secret & Co.
4.63% due 07/15/29[1,3]	1,666,000	1,410,944
Staples, Inc.
10.75% due 04/15/27[1,3]	1,540,000	1,195,071
Total Consumer, Cyclical		63,752,695
Communications - 13.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 02/01/28[1,3]	4,614,000	4,359,190
4.25% due 01/15/34[1,3]	2,125,000	1,693,669
Urban One, Inc.
7.38% due 02/01/28[1,3]	6,088,000	5,346,877
Rakuten Group, Inc.
11.25% due 02/15/27[3]	2,430,000	2,488,194
10.25% due 11/30/24[3]	2,111,000	2,179,608
Sirius XM Radio, Inc.
4.00% due 07/15/28[1,3]	3,052,000	2,775,951
3.13% due 09/01/26[1,3]	2,000,000	1,866,524
News Corp.
5.13% due 02/15/32[1,3]	3,221,000	3,029,367
Directv Financing LLC / Directv Financing Company-Obligor, Inc.
5.88% due 08/15/27[1,3]	3,100,000	2,956,782
Match Group Holdings II LLC
4.13% due 08/01/30[1,3]	2,949,000	2,655,663
Uber Technologies, Inc.
7.50% due 09/15/27[1,3]	2,526,000	2,583,312
Intelsat Jackson Holdings S.A.
6.50% due 03/15/30[1,3]	2,620,000	2,481,788
Stagwell Global LLC
5.63% due 08/15/29[1,3]	2,518,000	2,318,940
Acuris Finance US Incorporated / Acuris Finance SARL
5.00% due 05/01/28[1,3]	2,594,000	2,269,568
Ciena Corp.
4.00% due 01/31/30[1,3]	2,473,000	2,259,852
Nexstar Media, Inc.
4.75% due 11/01/28[1,3]	2,437,000	2,234,811
McGraw-Hill Education, Inc.
8.00% due 08/01/29[1,3]	2,383,000	2,229,940
Sinclair Television Group, Inc.
4.13% due 12/01/30[1,3]	2,557,000	1,970,155
Cable One, Inc.
4.00% due 11/15/30[1,3]	2,123,000	1,710,480
CSC Holdings LLC
4.13% due 12/01/30[1,3]	1,539,000	1,113,135
5.75% due 01/15/30[1,3]	1,026,000	544,878
Cablevision Lightpath LLC
5.63% due 09/15/28[1,3]	1,891,000	1,599,616
Viasat, Inc.
5.63% due 04/15/27[1,3]	1,513,000	1,416,162
DISH Network Corp.
11.75% due 11/15/27[1,3]	1,322,000	1,378,148
Total Communications		55,462,610
Consumer, Non-cyclical - 12.5%
Edgewell Personal Care Co.
4.13% due 04/01/29[1,3]	3,264,000	2,969,228
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	3,052,000	2,960,867
Tenet Healthcare Corp.
4.38% due 01/15/30[1]	2,985,000	2,765,218
TriNet Group, Inc.
3.50% due 03/01/29[1,3]	3,062,000	2,705,232
Encompass Health Corp.
4.63% due 04/01/31[1]	2,837,000	2,608,156
Adtalem Global Education, Inc.
5.50% due 03/01/28[1,3]	2,659,000	2,516,787
Kedrion SpA
6.50% due 09/01/29[1,3]	2,638,000	2,365,558
Mobius Merger Sub, Inc.
9.00% due 06/01/30[1,3]	2,381,000	2,354,238
Service Corporation International
3.38% due 08/15/30[1]	2,671,000	2,331,142
Pediatrix Medical Group, Inc.
5.38% due 02/15/30[1,3]	2,581,000	2,327,262
Prestige Brands, Inc.
3.75% due 04/01/31[1,3]	2,653,000	2,302,982
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[1,3]	2,365,000	2,290,065
LifePoint Health, Inc.
9.88% due 08/15/30[1,3]	2,125,000	2,196,719
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.13% due 04/30/31[1,3]	2,565,000	2,196,523
Teva Pharmaceutical Finance Netherlands III BV
6.75% due 03/01/28[1]	2,125,000	2,180,038
HLF Financing SARL LLC / Herbalife International, Inc.
4.88% due 06/01/29[1,3]	2,722,000	2,129,584
Varex Imaging Corp.
7.88% due 10/15/27[1,3]	2,073,000	2,100,485
Coty Incorporated/HFC Prestige Products Inc/HFC Prestige International US LLC
4.75% due 01/15/29[1,3]	2,024,000	1,933,831
Central Garden & Pet Co.
4.13% due 04/30/31[1,3]	2,171,000	1,920,436
Primo Water Holdings, Inc.
4.38% due 04/30/29[1,3]	2,047,000	1,865,174
CHS/Community Health Systems, Inc.
5.25% due 05/15/30[1,3]	2,108,000	1,746,851
AdaptHealth LLC
5.13% due 03/01/30[1,3]	2,070,000	1,627,589

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

Face Amount~	Value
CORPORATE BONDS†† - 68.9% (continued)
Consumer, Non-cyclical - 12.5% (continued)
ModivCare Escrow Issuer, Inc.
5.00% due 10/01/29[1,3]	1,958,000	$1,587,733
MPH Acquisition Holdings LLC
5.50% due 09/01/28[1,3]	1,674,000	1,488,379
Total Consumer, Non-cyclical		53,470,077
Energy - 9.7%
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
8.00% due 01/15/27[1]	2,522,000	2,553,308
8.25% due 01/15/29[1]	499,000	513,364
Venture Global LNG, Inc.
8.38% due 06/01/31[1,3]	2,922,000	2,967,729
New Fortress Energy, Inc.
6.75% due 09/15/25[1,3]	1,590,000	1,571,249
6.50% due 09/30/26[1,3]	1,353,000	1,311,335
Civitas Resources, Inc.
8.75% due 07/01/31[1,3]	2,631,000	2,801,394
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.25% due 04/15/32[1,3]	2,516,000	2,417,310
Parkland Corp.
4.63% due 05/01/30[1,3]	2,502,000	2,291,444
Martin Midstream Partners Limited Partnership / Martin Midstream Finance Corp.
11.50% due 02/15/28[1,3]	2,125,000	2,196,269
Harvest Midstream I, LP
7.50% due 09/01/28[1,3]	2,142,000	2,165,219
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
9.75% due 07/15/28[1,3]	2,150,000	2,151,741
Transocean, Inc.
8.75% due 02/15/30[1,3]	2,021,600	2,115,331
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
7.38% due 02/15/29[1,3]	2,052,000	2,049,589
Nabors Industries, Inc.
7.38% due 05/15/27[1,3]	2,023,000	1,989,343
CNX Resources Corp.
7.38% due 01/15/31[1,3]	1,888,000	1,918,701
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,3]	1,885,000	1,882,144
Vermilion Energy, Inc.
6.88% due 05/01/30[1,3]	1,947,000	1,875,698
Aethon United BR Limited Partnership / Aethon United Finance Corp.
8.25% due 02/15/26[1,3]	1,861,000	1,861,715
Southwestern Energy Co.
5.38% due 03/15/30[1]	1,909,000	1,847,810
Northern Oil and Gas, Inc.
8.75% due 06/15/31[1,3]	1,539,000	1,610,420
EnLink Midstream Partners, LP
5.60% due 04/01/44[1]	1,601,000	1,422,344
Total Energy		41,513,457
Technology - 6.5%
Playtika Holding Corp.
4.25% due 03/15/29[1,3]	2,959,000	2,551,570
ASGN, Inc.
4.63% due 05/15/28[1,3]	2,673,000	2,530,355
Ahead DB Holdings LLC
6.63% due 05/01/28[1,3]	2,838,000	2,497,582
NCR Atleos Corp.
9.50% due 04/01/29[1,3]	2,306,000	2,475,537
Open Text Corp.
3.88% due 12/01/29[1,3]	2,653,000	2,395,169
Synaptics, Inc.
4.00% due 06/15/29[1,3]	2,551,000	2,269,621
Consensus Cloud Solutions, Inc.
6.50% due 10/15/28[1,3]	2,492,000	2,238,906
Seagate HDD Cayman
5.75% due 12/01/34[1]	2,065,000	2,003,535
Xerox Holdings Corp.
5.00% due 08/15/25[1,3]	1,998,000	1,952,428
CA Magnum Holdings
5.38% due 10/31/26[1,3]	2,032,000	1,909,725
Western Digital Corp.
2.85% due 02/01/29[1]	2,052,000	1,756,515
NCR Voyix Corp.
5.13% due 04/15/29[1,3]	1,619,000	1,525,265
McAfee Corp.
7.38% due 02/15/30[1,3]	1,639,000	1,485,365
Total Technology		27,591,573
Financial - 4.8%
Freedom Mortgage Corp.
12.25% due 10/01/30[1,3]	1,534,000	1,711,473
7.63% due 05/01/26[1,3]	1,534,000	1,528,909
Aretec Group, Inc.
7.50% due 04/01/29[1,3]	2,012,000	1,874,533
10.00% due 08/15/30[1,3]	1,001,000	1,082,312
OneMain Finance Corp.
7.13% due 03/15/26[1]	2,624,000	2,663,746
Uniti Group Limited Partnership / Uniti Group Finance Incorporated / CSL Capital LLC
10.50% due 02/15/28[1,3]	1,790,000	1,823,581
6.50% due 02/15/29[1,3]	1,023,000	722,393
Iron Mountain, Inc.
4.88% due 09/15/27[1,3]	2,527,000	2,444,011
Enova International, Inc.
11.25% due 12/15/28[1,3]	2,289,000	2,395,725
PRA Group, Inc.
5.00% due 10/01/29[1,3]	2,832,000	2,287,165
NMI Holdings, Inc.
7.38% due 06/01/25[1,3]	1,804,000	1,823,556

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

Face Amount~	Value

CORPORATE BONDS†† - 68.9% (continued)
Financial - 4.8% (continued)
Freedom Mortgage Holdings LLC
9.25% due 02/01/29[3]	256,000	$260,068
Total Financial		20,617,472
Industrial - 3.9%
Bombardier, Inc.
7.13% due 06/15/26[1,3]	2,746,000	2,770,601
Energizer Holdings, Inc.
4.38% due 03/31/29[1,3]	2,913,000	2,639,193
GFL Environmental, Inc.
6.75% due 01/15/31[1,3]	2,533,000	2,593,037
Rand Parent LLC
8.50% due 02/15/30[1,3]	2,350,000	2,328,700
Sealed Air Corp.
6.88% due 07/15/33[1,3]	2,176,000	2,272,867
Clydesdale Acquisition Holdings, Inc.
8.75% due 04/15/30[1,3]	2,199,000	2,091,947
VM Consolidated, Inc.
5.50% due 04/15/29[1,3]	1,985,000	1,869,268
Total Industrial		16,565,613
Basic Materials - 2.7%
FMG Resources August 2006 Pty Ltd.
4.38% due 04/01/31[1,3]	2,922,000	2,638,369
Cleveland-Cliffs, Inc.
6.75% due 03/15/26[1,3]	2,516,000	2,544,866
Mineral Resources Ltd.
9.25% due 10/01/28[1,3]	2,061,000	2,173,119
Ingevity Corp.
3.88% due 11/01/28[1,3]	2,113,000	1,865,145
First Quantum Minerals Ltd.
7.50% due 04/01/25[1,3]	1,268,000	1,249,449
Rayonier AM Products, Inc.
7.63% due 01/15/26[1,3]	1,283,000	1,123,908
Total Basic Materials		11,594,856
Utilities - 0.9%
NRG Energy, Inc.
5.25% due 06/15/29[1,3]	3,773,000	3,622,829
Total Corporate Bonds
(Cost $292,840,635)		294,191,182
ASSET-BACKED SECURITIES†† - 10.2%
Collateralized Loan Obligations - 10.2%
720 East CLO Ltd.
2023-IA, 11.16% (3 Month Term SOFR + 5.85%, Rate Floor: 5.85%) due 04/15/36◊,1,3	4,000,000	4,018,664
Dryden 49 Senior Loan Fund
2021-49A, 8.96% (3 Month Term SOFR+ 3.66%, Rate Floor: 3.66%) due 07/18/30◊,1,3	4,000,000	3,982,916
Galaxy 31 CLO Ltd.
2023-31A, 10.56% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 04/15/36◊,1,3	3,400,000	3,468,996
Park Blue CLO Ltd.
2023-3A, 10.72% (3 Month Term SOFR + 5.40%, Rate Floor: 5.40%) due 04/20/36◊,1,3	3,400,000	3,449,531
Fortress Credit BSL Ltd.
2023-1A, 11.49% (3 Month Term SOFR + 6.17%, Rate Floor: 6.17%) due 04/23/36◊,1,3	3,000,000	3,016,056
1988 CLO 2 Ltd.
2023-2A, 11.71% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 04/15/38◊,1,3	3,000,000	3,015,615
Barrow Hanley CLO I Ltd.
2023-1A, 11.48% (3 Month Term SOFR + 6.16%, Rate Floor: 6.16%) due 04/20/35◊,1,3	3,000,000	3,014,409
Crown City CLO V
2023-5A, 10.97% (3 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 04/20/34◊,1,3	3,000,000	3,007,440
Pikes Peak CLO 15 2023 Ltd.
2023-15A, 9.79% (3 Month Term SOFR + 4.45%, Rate Floor: 4.45%) due 10/20/36◊,1,3	3,000,000	3,006,519
Invesco US CLO Ltd.
2023-2A, 10.27% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 04/21/36◊,1,3	2,750,000	2,778,586
Parallel Ltd.
2023-1A, 11.49% (3 Month Term SOFR + 6.17%, Rate Floor: 6.17%) due 07/20/36◊,1,3	2,500,000	2,543,813
OZLM XXIV Ltd.
2021-24A, 8.98% (3 Month Term SOFR + 3.66%, Rate Floor: 3.66%) due 07/20/32◊,1,3	2,500,000	2,454,735
Sound Point CLO XXVII Ltd.
2021-2A, 8.94% (3 Month Term SOFR + 3.61%, Rate Floor: 3.61%) due 10/25/34◊,1,3	2,500,000	2,380,975
Katayma CLO I Ltd.
2023-1A, 10.57% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/20/36◊,3	2,000,000	2,014,692

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 10.2% (continued)

Collateralized Loan Obligations - 10.2% (continued)
Empower CLO Ltd.
2023-2A, 10.71% (3 Month Term SOFR + 5.40%, Rate Floor: 5.40%) due 07/15/36◊,1,3	1,500,000	$1,504,104
Total Collateralized Loan Obligations		43,657,051
Total Asset-Backed Securities
(Cost $42,907,858)		43,657,051
SENIOR FLOATING RATE INTERESTS††,◊ - 2.0%
Industrial - 1.3%
TransDigm, Inc.
8.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/24/28	2,904,368	2,904,228
Emrld Borrower, LP
7.83% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	2,741,002	2,740,511
Total Industrial		5,644,739
Consumer, Cyclical - 0.7%
Alterra Mountain Co.
8.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/17/28	2,735,396	2,733,344
Total Senior Floating Rate Interests
(Cost $8,332,033)		8,378,083
Total Investments - 173.3%
(Cost $726,829,322)		$ 739,563,505
Other Assets & Liabilities, net - (73.3)%		(312,706,572)
Total Net Assets - 100.0%		$ 426,856,933

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	JPY	Sell	1,082,812,648	7,486,299 USD	03/13/24	$29,038
Bank of New York Mellon	HKD	Sell	27,615,644	3,541,342 USD	03/13/24	4,489
Bank of New York Mellon	EUR	Buy	69,000	74,839 USD	02/13/24	154
Bank of New York Mellon	HKD	Buy	9,729,000	1,246,102 USD	03/13/24	(68)
Bank of New York Mellon	EUR	Sell	69,000	74,767 USD	02/13/24	(227)
Bank of New York Mellon	EUR	Buy	2,173,300	1,884,603 USD	03/13/24	(1,784)
Bank of New York Mellon	JPY	Buy	72,110,000	508,209 USD	03/13/24	(11,591)
Bank of New York Mellon	EUR	Sell	35,872,011	38,757,474 USD	03/13/24	(278,577)
						$(258,566)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents shares.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at January 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1

All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of January 31, 2024, the total value of securities segregated was $706,251,971.

2	Rate indicated is the 7-day yield as of January 31, 2024.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $402,392,820 (cost $400,055,191), or 94.3% of total net assets.
4	Zero coupon rate security.

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

EUR — Euro
HKD — Hong Kong Dollar
JPY — Japanese Yen
LLC — Limited Liability Company

plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 53,939,060	$ —	$ —	$ 53,939,060
Convertible Preferred Stocks	24,720,412	630,874	—	25,351,286
Money Market Fund	18,423,696	—	—	18,423,696
Convertible Bonds	—	295,623,147	—	295,623,147
Corporate Bonds	—	294,191,182	—	294,191,182
Asset-Backed Securities	—	43,657,051		43,657,051
Senior Floating Rate Interests	—	8,378,083	—	8,378,083
Forward Foreign Currency Exchange Contracts**	—	33,681	—	33,681
Total Assets	$ 97,083,168	$ 642,514,018	$ —	$ 739,597,186

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 292,247	$ —	$ 292,247

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for the breakdown of investments by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $157,021,333 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold any Level 3 securities during the period ended January 31, 2024.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

Note 1 – Organization and Significant Accounting Policies

Organization

Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Advent Capital Management, LLC (“Advent” or the “Investment Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Investment Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Investment Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee (the “Valuation Committee”), in determining the fair value of the Fund's securities and other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Investment Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Investment Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models, and assumptions employed by the pricing service providers.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Investment Adviser.

Securities listed on an exchange or on an over-the-counter market will be valued at the last reported sale price on the primary exchange or market on which they are traded; provided, however, that securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market system will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter (“OTC”) market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts. (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Commercial paper and discount notes are valued based on prices provided by independent pricing services or, if not available or if the Investment Adviser considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Commercial paper and discount notes with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, unless the Investment Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service. Commercial paper and discount notes which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Asset-back securities (“ABS”) and other structured finance securities are generally valued using a pricing service provider.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Investment Adviser.

Exchange-traded options are valued at the closing price, or if not traded that day at the mean of the bid and ask prices on the principal exchange on which they are traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Fund’s investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise, and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At January 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 729,560,419	$ 29,014,212	$ (19,269,692)	$ 9,744,520

Note 5 - Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2024

in a different country, geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	January 31, 2024

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.